                     PROSPECTUS SUPPLEMENT DATED MAY 1, 2002

THE HARTFORD MUTUAL FUNDS                                CLASS A, B AND C SHARES

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                            THIS SUPPLEMENT UPDATES
       THE HARTFORD MUTUAL FUNDS, INC. PROSPECTUS DATED FEBRUARY 19, 2002
                                      AND
       THE HARTFORD FIXED INCOME FUNDS PROSPECTUS DATED FEBRUARY 19, 2002
                         AS SUPPLEMENTED MARCH 7, 2002

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THE HARTFORD MONEY MARKET FUND

Effective May 1, 2002, Robert Crusha, a Vice President of Hartford Investment Management Company, became the portfolio manager of The Hartford Money Market Fund. Mr. Crusha joined Hartford Investment Management Company in 1993 and has been an investment professional since 1995.

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THE HARTFORD BOND INCOME STRATEGY FUND

The first two sentences in the second paragraph under the heading "Investment Strategy" on page 77 of The Hartford Mutual Funds, Inc. Prospectus and on page 2 of The Hartford Fixed Income Funds Prospectus are deleted and replaced by the following:

         "The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio."

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The definition of FOREIGN ISSUERS contained under "Investment Strategies and
Investment Matters - Terms Used in this Prospectus", on page 87 of The Hartford Mutual Funds, Inc. Prospectus and on page 26 of The Hartford Fixed Income Funds Prospectus is deleted in its entirety and is replaced by the following:

         "FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets."

                     PROSPECTUS SUPPLEMENT DATED MAY 1, 2002

THE HARTFORD MUTUAL FUNDS                                         CLASS Y SHARES

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                             THIS SUPPLEMENT UPDATES
       THE HARTFORD MUTUAL FUNDS, INC. PROSPECTUS DATED FEBRUARY 19, 2002

--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND

Effective May 1, 2002, Robert Crusha, Vice President of Hartford Investment Management Company, became the portfolio manager of The Hartford Money Market Fund. Mr. Crusha joined Hartford Investment Management Company in 1993 and has been an investment professional since 1995.

--------------------------------------------------------------------------------

THE HARTFORD BOND INCOME STRATEGY FUND

The first two sentences in the third paragraph under the heading "Investment Strategy" on page 73 of The Hartford Mutual Funds, Inc. Prospectus are deleted and replaced by the following:

         "The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio."

--------------------------------------------------------------------------------

The definition of FOREIGN ISSUERS contained under "Investment Strategies and Investment Matters - Terms Used in this Prospectus", on page 81 of The Hartford Mutual Funds, Inc. Prospectus is deleted in its entirety and is replaced by the following:

         "FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets."